Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value	$ 1.00	$ 1.00
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	86,154,818	63,151,000
Common stock, shares outstanding	86,154,818	63,151,000
DHC Acquisition Corp [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
DHC Acquisition Corp [Member] | Common Class A [Member]
Ordinary shares subject to possible redemption	2,057,453	30,945,072
Ordinary shares subject to possible redemption par value	$ 10.72	$ 10.14
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
DHC Acquisition Corp [Member] | Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	7,736,268	7,736,268
Common stock, shares outstanding	7,736,268	7,736,268